Consolidated statements of changes in equity (Parenthetical) - R$ / shares						12 Months Ended
	Dec. 01, 2025	Aug. 13, 2025	Mar. 14, 2025	Feb. 26, 2025	Aug. 09, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated statements of changes in equity
Minimum Mandatory Dividends Recognised For Year Per Share			R$ 0.26
Additional dividends to the minimum mandatory dividends, per share			R$ 0.19				R$ 0.26	R$ 0.28
Additional minimum mandatory dividend, per share							0.19	0.12
Interim dividends per share	R$ 1	R$ 0.3			R$ 0.25	R$ 0.3	R$ 0.25	0.25
Proposed dividends, per share				R$ 0.45		R$ 0.45		R$ 0.4